Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	September 30, 2025	June 30, 2025	Estimated Useful Lives (Years)
Building and improvements	$17,650,000	-	4 - 30
Land	3,550,000	-	N/A
Robots/Tray Bins	226,950	205,650	5
Office computers and equipment	68,063	36,765	5 - 7
Production molds	145,173	145,173	5
Vehicles	107,527	107,527	5
Office furniture and equipment	3,650,732	50,732	1 - 5
Accumulated depreciation	(624,050)	(305,023)
Total property and equipment - net	$24,774,395	$240,824

Property and equipment consisted of the following:

			Estimated Useful
	June 30, 2025	June 30, 2024	Lives (Years)
Office furniture	19,392	-	5
Office computers and equipment	36,765	-	5
Warehouse equipment	31,340	-	5
Vehicles	107,527	-	5
Robots/Tray Bins	205,650	-	5
Production molds	145,173	-	5
Accumulated depreciation	(305,023)	-	5
Total property and equipment - net	$240,824	$-